Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 52,985	$ 21,453	$ 88,446	$ 48,490
Basic weighted average number of shares (in shares)	61,617,038	68,808,277	63,271,759	69,097,844
Effect of dilutive potential share options (in shares)	751,623	694,070	731,774	713,107
Diluted weighted average number of shares (in shares)	62,368,661	69,502,347	64,003,533	69,810,951
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share (in dollars per share)	$ 0.86	$ 0.31	$ 1.40	$ 0.70
Diluted earnings per share (in dollars per share)	$ 0.85	$ 0.31	$ 1.38	$ 0.69